Subsequent Events (Details Narrative) - USD ($)	Aug. 10, 2022	Jul. 29, 2022	Jan. 31, 2022
Minimum payment amount	$ 16,728
Debt description	The repayment start date is August 15, 2022, with a minimum payment amount of $16,728 over every 60-day period. The final repayment date is February 6, 2024, if total repayment amount is not paid as of that date.
Fixed fee	$ 11,152
Payment percentage of receipts amount	25.00%
Repayment amount	$ 150,522
Aggregate Purchase Price			$ 8,500,000
Acquisition Consideration Paid To Seller Parties			8,000,000
Acquisition Consideration Deposited			$ 500,000
Andrew Hoyen [Member] | Subsequent Event [Member]
Line of Credit		$ 100,000
Current outstanding principal balance		90,000
Accrued interest		$ 16,000
Options to acquire		5,334
Remaining accrued and unpaid interest		$ 10,930